Parametric Volatility Risk Premium - Defensive Fund
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Parametric Volatility Risk Premium - Defensive Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Parametric Volatility Risk Premium - Defensive Fund Institutional Class
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.28%	[1]
Total Annual Fund Operating Expenses	0.68%
Expense Reimbursement	(0.13%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%
[1]	Based on estimates for the current fiscal year.
[2]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0. 55% for Institutional Class shares. This expense reimbursement will continue through May 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub- adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Parametric Volatility Risk Premium - Defensive Fund | Institutional Class | USD ($)	56	204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund will pursue its objective by investing in a base portfolio that is generally comprised of an approximately equal mix of equity securities and cash equivalents.  The Fund will write (sell) call options on the S&P 500 Index, a broad-based U.S. stock market index, and/or a substitute for the S&P 500 Index on substantially the full value of the Fund’s equity securities.   Substitutes for the S&P 500 Index will include S&P 500 futures contracts and exchange-traded funds (“ETFs ”), a type of pooled investment vehicle, that seek to replicate the S&P 500 Index .  The Fund also will write (sell) put options on the S&P 500 Index or a substitute for such Index on substantially the full value of the Fund’s cash equivalent holdings.

The Fund will employ a systematic, rules based options strategy that seeks to take advantage of the volatility risk premium, i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option.  Actual, or realized, options volatility may be higher or lower than anticipated.  The Fund will generally write call and put options that have an initial maturity of approximately one month and that are “out of the money” at time of initiation. That is, the exercise price of the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. Put and call options will normally be held until expiration when they will expire worthless, be settled by a cash payment from the Fund, or be closed through an offsetting position. The strategy’s expected performance is defensive when compared to a long only equity portfolio.

The Fund generally will seek to implement its options strategy so that its options contracts qualify as “section 1256 contracts” as defined in the Internal Revenue Code of 1986, as amended (the “Code”).  Under the Code, capital gains and losses on section 1256 contracts are generally recognized annually based on the marked-to-market value of open options positions at tax year end, with gains or losses treated as 60% long-term and 40% short-term, regardless of the holding period.  Options on ETFs will not qualify for treatment as 1256 contracts.  The Fund intends to limit the overlap between its stock holdings and the S&P 500 Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law.  As discussed below, straddles generally are subject to disadvantageous treatment under the Code.

The Fund’s equity investments will consist of a diversified portfolio of common stocks that seeks to approximate the pretax total return performance of the S&P 500 Index but may also include ETFs and equity index futures contracts. The Fund’s cash equivalent investments are expected to consist primarily of U.S. Treasury securities with a maximum remaining maturity of one year or less and may also include high grade investments with effective maturities of one year or less, including commercial paper issued by banks and corporations, and unaffiliated money market instruments.  High-grade instruments are rated A or higher by a rating agency or deemed to be of comparable quality by the investment adviser.  The Fund’s asset allocation mix between equities and cash-equivalents will be rebalanced periodically.

In selecting the Fund’s equity investments, the portfolio managers will employ a disciplined and systematic investment process to invest in a diversified portfolio of common stocks with risk and return characteristics in aggregate similar to those of the S&P 500 Index.  The Fund also may invest in ETFs and equity index futures to gain equity exposures.  The Fund may engage in a systematic program of tax-loss harvesting (i.e., periodically selling positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Fund ) in its equity portfolio .

Principal Risks

Option Strategy Risk.  The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price-implied volatilities for the S&P 500 over realized index volatilities. This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options. There can be no assurance that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

S&P 500 Index Risk.  Calls and puts written by the Fund will be based on the S&P 500 Index or a substitute for the S&P 500 Index.  In the case of the S&P 500 Index, returns realized on the Fund’s call and put positions over each roll cycle will be determined primarily by the performance of the S&P 500 Index.  If the S&P 500 Index appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund will incur a net loss.  A substitute for the S&P 500 Index represents share interests in an exchange-traded fund that seeks to replicate the performance of the S&P 500 Index.  The value of the index substitute is subject to change as the values of the component securities fluctuate.  The performance of the index substitute may not exactly match the performance of the S&P 500 Index.  Certain index substitute options do not qualify as “section 1256 contracts” and disposition of such index substitute options utilized will likely result in short-term or long-term capital gains or losses, depending on the holding period.  An index substitute reflects the underlying risks of the S&P 500 Index and index substitute options are subject to the same risks as S&P 500 Index options.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage , which represents a non-cash exposure to the underlying asset, index, rate or instrument.  Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.   The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.

Risk of Leveraged Transactions.   Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, certain derivative transactions.  Generally, leverage involves the use of borrowed funds or various financial instruments (such as the foregoing transactions) to seek to increase a fund’s potential return.  The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed-income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to stock-specific risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based sale of equity index options that adapts to changing market volatility without the need for market timing or forecasts. and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

Tax Risk.  Only options on certain designated qualified trading markets qualify for treatment as “section 1256 contracts,” on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of holding period.  To implement its options program most effectively, the Fund may sell index options that do not qualify for treatment as “section 1256 contracts.”  Gains or losses on index options not qualifying as “section 1256 contracts” under the tax code would be realized upon disposition, lapse or settlement of the positions, and, generally, would be treated as short-term gains or losses.  If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment.  Gains or losses on positions in a straddle are subject to special (and generally disadvantageous) tax rules.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one full calendar year.